Benefit Plans, Fair Value of Plan Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Fair value of plan assets by asset category [Abstract]
Fair value assets transfers from Level 1 to Level 2	$ 0	$ 0
Fair value assets transfers from Level 2 to Level 1	0	0
Employer contribtutions to postretirement benefit plans	0	0
Expected future contribution	0
Retirement Plan [Member]
Fair value of plan assets by asset category [Abstract]
Fair value of plan assets	56,237	51,264	$ 44,157
Retirement Plan [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Fair value of plan assets by asset category [Abstract]
Fair value of plan assets	43,827	35,184
Retirement Plan [Member] | Significant Other Observable Inputs (Level 2) [Member]
Fair value of plan assets by asset category [Abstract]
Fair value of plan assets	12,410	16,080
Retirement Plan [Member] | Significant Unobservable Inputs (Level 3) [Member]
Fair value of plan assets by asset category [Abstract]
Fair value of plan assets	0	0
Retirement Plan [Member] | Carrying Value [Member]
Fair value of plan assets by asset category [Abstract]
Fair value of plan assets	56,237	51,264
Retirement Plan [Member] | Cash and Cash Equivalents [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Fair value of plan assets by asset category [Abstract]
Fair value of plan assets	4,809	2,165
Retirement Plan [Member] | Cash and Cash Equivalents [Member] | Significant Other Observable Inputs (Level 2) [Member]
Fair value of plan assets by asset category [Abstract]
Fair value of plan assets	0	0
Retirement Plan [Member] | Cash and Cash Equivalents [Member] | Significant Unobservable Inputs (Level 3) [Member]
Fair value of plan assets by asset category [Abstract]
Fair value of plan assets	0	0
Retirement Plan [Member] | Cash and Cash Equivalents [Member] | Carrying Value [Member]
Fair value of plan assets by asset category [Abstract]
Fair value of plan assets	4,809	2,165
Retirement Plan [Member] | Equity Mutual Funds [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Fair value of plan assets by asset category [Abstract]
Fair value of plan assets	38,352	32,411
Retirement Plan [Member] | Equity Mutual Funds [Member] | Significant Other Observable Inputs (Level 2) [Member]
Fair value of plan assets by asset category [Abstract]
Fair value of plan assets	0	0
Retirement Plan [Member] | Equity Mutual Funds [Member] | Significant Unobservable Inputs (Level 3) [Member]
Fair value of plan assets by asset category [Abstract]
Fair value of plan assets	0	0
Retirement Plan [Member] | Equity Mutual Funds [Member] | Carrying Value [Member]
Fair value of plan assets by asset category [Abstract]
Fair value of plan assets	38,352	32,411
Retirement Plan [Member] | U. S. Government Sponsored Enterprises [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Fair value of plan assets by asset category [Abstract]
Fair value of plan assets	0	0
Retirement Plan [Member] | U. S. Government Sponsored Enterprises [Member] | Significant Other Observable Inputs (Level 2) [Member]
Fair value of plan assets by asset category [Abstract]
Fair value of plan assets	4,983	4,434
Retirement Plan [Member] | U. S. Government Sponsored Enterprises [Member] | Significant Unobservable Inputs (Level 3) [Member]
Fair value of plan assets by asset category [Abstract]
Fair value of plan assets	0	0
Retirement Plan [Member] | U. S. Government Sponsored Enterprises [Member] | Carrying Value [Member]
Fair value of plan assets by asset category [Abstract]
Fair value of plan assets	4,983	4,434
Retirement Plan [Member] | Corporate Bonds [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Fair value of plan assets by asset category [Abstract]
Fair value of plan assets	0	0
Retirement Plan [Member] | Corporate Bonds [Member] | Significant Other Observable Inputs (Level 2) [Member]
Fair value of plan assets by asset category [Abstract]
Fair value of plan assets	7,427	11,646
Retirement Plan [Member] | Corporate Bonds [Member] | Significant Unobservable Inputs (Level 3) [Member]
Fair value of plan assets by asset category [Abstract]
Fair value of plan assets	0	0
Retirement Plan [Member] | Corporate Bonds [Member] | Carrying Value [Member]
Fair value of plan assets by asset category [Abstract]
Fair value of plan assets	7,427	11,646
Retirement Plan [Member] | Fixed Income Mutual Funds [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Fair value of plan assets by asset category [Abstract]
Fair value of plan assets	666	608
Retirement Plan [Member] | Fixed Income Mutual Funds [Member] | Significant Other Observable Inputs (Level 2) [Member]
Fair value of plan assets by asset category [Abstract]
Fair value of plan assets	0	0
Retirement Plan [Member] | Fixed Income Mutual Funds [Member] | Significant Unobservable Inputs (Level 3) [Member]
Fair value of plan assets by asset category [Abstract]
Fair value of plan assets	0	0
Retirement Plan [Member] | Fixed Income Mutual Funds [Member] | Carrying Value [Member]
Fair value of plan assets by asset category [Abstract]
Fair value of plan assets	666	608
Postretirement Benefits [Member]
Fair value of plan assets by asset category [Abstract]
Fair value of plan assets	29,126	26,358	$ 22,091
Employer contribtutions to postretirement benefit plans	91	155
Postretirement Benefits [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Fair value of plan assets by asset category [Abstract]
Fair value of plan assets	22,191	17,471
Postretirement Benefits [Member] | Significant Other Observable Inputs (Level 2) [Member]
Fair value of plan assets by asset category [Abstract]
Fair value of plan assets	6,935	8,887
Postretirement Benefits [Member] | Significant Unobservable Inputs (Level 3) [Member]
Fair value of plan assets by asset category [Abstract]
Fair value of plan assets	0	0
Postretirement Benefits [Member] | Carrying Value [Member]
Fair value of plan assets by asset category [Abstract]
Fair value of plan assets	29,126	26,358
Postretirement Benefits [Member] | Cash and Cash Equivalents [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Fair value of plan assets by asset category [Abstract]
Fair value of plan assets	2,887	677
Postretirement Benefits [Member] | Cash and Cash Equivalents [Member] | Significant Other Observable Inputs (Level 2) [Member]
Fair value of plan assets by asset category [Abstract]
Fair value of plan assets	0	0
Postretirement Benefits [Member] | Cash and Cash Equivalents [Member] | Significant Unobservable Inputs (Level 3) [Member]
Fair value of plan assets by asset category [Abstract]
Fair value of plan assets	0	0
Postretirement Benefits [Member] | Cash and Cash Equivalents [Member] | Carrying Value [Member]
Fair value of plan assets by asset category [Abstract]
Fair value of plan assets	2,887	677
Postretirement Benefits [Member] | Equity Mutual Funds [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Fair value of plan assets by asset category [Abstract]
Fair value of plan assets	19,304	16,794
Postretirement Benefits [Member] | Equity Mutual Funds [Member] | Significant Other Observable Inputs (Level 2) [Member]
Fair value of plan assets by asset category [Abstract]
Fair value of plan assets	0	0
Postretirement Benefits [Member] | Equity Mutual Funds [Member] | Significant Unobservable Inputs (Level 3) [Member]
Fair value of plan assets by asset category [Abstract]
Fair value of plan assets	0	0
Postretirement Benefits [Member] | Equity Mutual Funds [Member] | Carrying Value [Member]
Fair value of plan assets by asset category [Abstract]
Fair value of plan assets	19,304	16,794
Postretirement Benefits [Member] | U. S. Government Sponsored Enterprises [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Fair value of plan assets by asset category [Abstract]
Fair value of plan assets	0	0
Postretirement Benefits [Member] | U. S. Government Sponsored Enterprises [Member] | Significant Other Observable Inputs (Level 2) [Member]
Fair value of plan assets by asset category [Abstract]
Fair value of plan assets	3,607	2,560
Postretirement Benefits [Member] | U. S. Government Sponsored Enterprises [Member] | Significant Unobservable Inputs (Level 3) [Member]
Fair value of plan assets by asset category [Abstract]
Fair value of plan assets	0	0
Postretirement Benefits [Member] | U. S. Government Sponsored Enterprises [Member] | Carrying Value [Member]
Fair value of plan assets by asset category [Abstract]
Fair value of plan assets	3,607	2,560
Postretirement Benefits [Member] | Corporate Bonds [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Fair value of plan assets by asset category [Abstract]
Fair value of plan assets	0	0
Postretirement Benefits [Member] | Corporate Bonds [Member] | Significant Other Observable Inputs (Level 2) [Member]
Fair value of plan assets by asset category [Abstract]
Fair value of plan assets	3,328	6,327
Postretirement Benefits [Member] | Corporate Bonds [Member] | Significant Unobservable Inputs (Level 3) [Member]
Fair value of plan assets by asset category [Abstract]
Fair value of plan assets	0	0
Postretirement Benefits [Member] | Corporate Bonds [Member] | Carrying Value [Member]
Fair value of plan assets by asset category [Abstract]
Fair value of plan assets	$ 3,328	$ 6,327